Product Warranties	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Guarantees [Abstract]
Product Warranties

5. Product Warranties

The Company provides a limited warranty for a period of up to three years for its products. The Company’s standard warranties require the Company or its dealers to repair or replace defective products during such warranty period at no cost to the consumer. The Company estimates the costs that may be incurred under its basic limited warranty and records as a liability in the amount of such costs at the time the product revenue is recognized. Factors that affect the Company’s warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company assesses the adequacy of its recorded warranty liabilities on a quarterly basis and adjusts the amounts as necessary. The Company utilizes historical trends and analytical tools to assist in determining the appropriate warranty liability.

Changes in the Company’s product warranty liability were as follows:

	Nine Months Ended March 31, 2014	Year Ended June 30, 2013
Beginning balance	$5,658	$3,863
Additions charged to expense	2,183	3,756
Warranty claims paid	(1,617)	(1,961)

Ending balance	$6,224	$5,658

5. Product Warranties

The Company provides a limited warranty for a period of up to three years for its products. The Company’s standard warranties require the Company or its dealers to repair or replace defective products during such warranty period at no cost to the consumer. The Company estimates the costs that may be incurred under its basic limited warranty and records as a liability in the amount of such costs at the time the product revenue is recognized. Factors that affect the Company’s warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. The Company utilizes historical trends and analytical tools to assist in determining the appropriate warranty liability. Adjustments made to provisional amounts related to prior periods were insignificant as of June 30, 2011, 2012 and 2013.

Changes in the Company’s product warranty liability were as follows:

	As of June 30,
	2012	2013
Beginning balance	$2,400	$3,863
Provision	3,572	3,756
Payments	(2,109)	(1,961)

Ending balance	$3,863	$5,658